United States
             Securities and Exchange Commission
                    Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2001

Check here if amendment [ x ];   Amendment Number:  2
This Amendment (Check only one):
[    ]  is a restatement
[ x ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                   UBS Warburg LLC
Address:           677 Washington Boulevard
                    Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:          Sarah M. Starkweather
Title:         Director
Phone:         (203) 719-6891

Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather
August 12, 2002, Stamford, Connecticut

Report Type (Check only one):

[ x ]  13F Holdings Report
[    ]  13F Notice
[    ]  13F Combination Report


This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on August 14, 2002.

Report Summary

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total: $196,100 (thousands)

List of Other Included Managers:  NONE
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Name of	                             		Value	 Shrs or 	      Investment Voting authority
Issuer  	Title of Class	    CUSIP<c>	(x$1000) prn amt      SH/PRN  discretion Sole
TYCO INTL LTD NEW  LYON ZERO  20   902124AC0   169,098  219,608,000   PRN    SOLE     219,608,000
TYCO INTL LTD NEW  LYON ZRO 144A 20 902124AA4   27,002   35,068,000    PRN    SOLE     35,068,000



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